BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 28, 2021
Common shares, shares subject to possible redemption	20,000,000	20,000,000
Common shares, redemption value per share | $ / shares	$ 10.05	$ 10.05
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued	5,000,000	5,000,000
Common shares, shares outstanding	5,000,000	5,000,000
Common stock subject to possible redemption
Common shares, shares subject to possible redemption	20,000,000
Common shares, redemption value per share | $ / shares	$ 10.05	$ 10.05